Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements [Line Items]
Solutions revenue	$ 1,006,949	$ 930,713	$ 843,394
Postage revenue	343,464	311,854	308,919
Total revenue	1,350,413	1,242,567	1,152,313
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	462,332	447,324	388,480
Development and engineering	32,956	31,426	33,271
Sales, marketing, general and administrative	198,379	170,051	147,012
Customer postage	343,464	311,854	308,919
Depreciation and amortization	189,218	183,839	187,225
Accretion	14,446	26,470	8,666
Impairment of long-lived assets	83,169	10,619	1,865
Operating income (loss)	26,449	60,984	76,875
Interest Expense	146,829	153,169	172,253
Loss on extinguishment of debt		23,160	21,853
Contingent consideration	1,307	(69)
Other	(3,968)	(4,133)	1,250
Income (loss) before income tax provision (benefit)	(117,719)	(111,143)	(118,481)
Income tax provision (benefit)	(41,865)	(36,685)	(40,146)
Net income (loss)	(75,854)	(74,458)	(78,335)
Consolidating Adjustments [Member]
Costs and expenses:
Equity in earnings of consolidated subsidiaries	(31,409)	14,159	3,400
Income (loss) before income tax provision (benefit)	31,409	(14,159)	(3,400)
Net income (loss)	31,409	(14,159)	(3,400)
Emdeon Inc. [Member]
Costs and expenses:
Sales, marketing, general and administrative	17,126	12,321	9,072
Depreciation and amortization	9,003	9,004	9,004
Accretion	14,446	26,470	8,666
Operating income (loss)	(40,575)	(47,795)	(26,742)
Equity in earnings of consolidated subsidiaries	31,409	(14,159)	(3,400)
Interest Expense	93,471	94,021	94,089
Loss on extinguishment of debt		485	495
Other	(111)	(2,925)	1,250
Income (loss) before income tax provision (benefit)	(165,344)	(125,217)	(119,176)
Income tax provision (benefit)	(89,490)	(50,759)	(40,841)
Net income (loss)	(75,854)	(74,458)	(78,335)
Guarantor Subsidiaries [Member]
Condensed Income Statements [Line Items]
Solutions revenue	1,006,949	930,713	843,394
Postage revenue	343,464	311,854	308,919
Total revenue	1,350,413	1,242,567	1,152,313
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	462,332	447,324	388,480
Development and engineering	32,956	31,426	33,271
Sales, marketing, general and administrative	181,253	157,730	137,940
Customer postage	343,464	311,854	308,919
Depreciation and amortization	180,215	174,835	178,221
Impairment of long-lived assets	83,169	10,619	1,865
Operating income (loss)	67,024	108,779	103,617
Interest Expense	53,358	59,148	78,164
Loss on extinguishment of debt		22,675	21,358
Contingent consideration	1,307	(69)
Other	(3,857)	(1,208)
Income (loss) before income tax provision (benefit)	16,216	28,233	4,095
Income tax provision (benefit)	47,625	14,074	695
Net income (loss)	$ (31,409)	$ 14,159	$ 3,400